Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 1,931	$ 13,009
Accounts receivable, net	2,454	63,155
Inventories, net	6,788	16,810
Deferred cost of revenues	3,736	507
Prepaid expenses and other current assets, net	27,016	15,817
Amounts due from discontinued operations	9,354	14,279
Current assets held for sale	2,555	10,233
Total current assets	53,834	133,810
Non-current assets:
Property and equipment, net	305	504
Intangible assets, net	11,442	11,674
Deferred tax assets	639	523
Deferred cost of revenues	3,195	2,642
Other non-current assets	556	2,913
Non-current assets held for sale	10,421	10,945
Total non-current assets	26,558	29,201
Total assets	80,392	163,011
Current liabilities:
Accounts payable	18,813	45,547
Accrued expenses and other payables	18,997	8,125
Advances from customers	5,446	3,623
Amount due to related parties-current	1,071
Deferred revenues	2,347	2,056
Income tax payable	968	1,232
Short-term bank and other borrowings	11,010	12,648
Long-term bank borrowings - current portion	5,770	5,432
Current liabilities held for sale (including current liability of the Consolidated VIEs without recourse to the primary beneficiary of $28,364 and $18,725 as of December 31, 2017 and 2018, respectively)	18,725	28,364
Total current liabilities	83,147	107,027
Non-current liabilities:
Unrecognized tax benefits	2,020	2,121
Deferred tax liabilities	2,453	2,055
Deferred revenues	4,940	1,346
Long-term payables	6,663
Deferred government grants	1,864	1,957
Non-current liabilities held for sale (including non-current liability of the Consolidated VIEs without recourse to the primary beneficiary of $1,500 and $1,779 as of December 31, 2017 and 2018, respectively)	1,779	1,500
Total non-current liabilities	19,719	8,979
Total liabilities	102,866	116,006
Commitments and contingencies
Shareholders' equity (deficit):
Ordinary shares (no par value; unlimited shares authorized; 30,804,635 shares and 31,307,522 shares issued and outstanding as of December 31, 2017 and 2018, respectively)
Additional paid-in capital	124,062	120,642
Statutory reserve	2,097	1,898
Accumulated deficit	(146,194)	(74,231)
Accumulated other comprehensive loss	(2,143)	(507)
Total Borqs Technologies, Inc. shareholders' equity (deficit)	(22,178)	47,005
Noncontrolling interest	(296)	(797)
Total shareholders' equity (deficit)	(22,474)	47,005
Total liabilities, noncontrolling interest and shareholders' equity (deficit)	$ 80,392	$ 163,011